Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Gross carrying amount | Purchased credit impaired | Stage 3: lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	€ (7)	€ (11)
Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,117)	(5,839)
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,057,950	1,025,043
IFRS 9 | Gross carrying amount | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	97,276	87,510
IFRS 9 | Gross carrying amount | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	138,939	134,711
IFRS 9 | Gross carrying amount | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	245,151	237,206
IFRS 9 | Gross carrying amount | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	331,033	319,971
IFRS 9 | Gross carrying amount | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	173,903	176,661
IFRS 9 | Gross carrying amount | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	46,523	45,750
IFRS 9 | Gross carrying amount | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	5,082	4,742
IFRS 9 | Gross carrying amount | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,617	4,617
IFRS 9 | Gross carrying amount | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	1,967	1,919
IFRS 9 | Gross carrying amount | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,459	11,956
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Financial assets	975,522	937,633
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	97,215	87,071
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	137,427	132,159
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	240,731	231,018
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	312,399	302,967
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	158,219	157,387
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	28,681	26,414
IFRS 9 | Gross carrying amount | 12-month ECL (Stage 1) | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	851	617
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Financial assets	68,969	75,454
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	61	439
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	1,512	2,553
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	4,419	6,188
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	18,634	17,004
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	15,684	19,273
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	17,843	19,336
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	4,231	4,125
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,617	4,617
IFRS 9 | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	1,967	1,919
IFRS 9 | Gross carrying amount | Lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Financial assets	13,459	11,956
IFRS 9 | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,459	11,956
IFRS 9 | Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,117)	(5,839)
IFRS 9 | Provisions | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
IFRS 9 | Provisions | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(7)	(9)
IFRS 9 | Provisions | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(25)	(30)
IFRS 9 | Provisions | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(88)	(108)
IFRS 9 | Provisions | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(296)	(319)
IFRS 9 | Provisions | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(554)	(618)
IFRS 9 | Provisions | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(216)	(242)
IFRS 9 | Provisions | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(318)	(402)
IFRS 9 | Provisions | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(179)	(221)
IFRS 9 | Provisions | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(4,432)	(3,887)
IFRS 9 | Provisions | 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Financial assets	(494)	(517)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(6)	(8)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(19)	(24)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(63)	(85)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(218)	(226)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(173)	(164)
IFRS 9 | Provisions | 12-month ECL (Stage 1) | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(15)	(10)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Financial assets	(1,190)	(1,435)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(2)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(7)	(6)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(24)	(24)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(78)	(93)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(380)	(455)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(201)	(233)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(318)	(402)
IFRS 9 | Provisions | Lifetime ECL not credit impaired (Stage 2) | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(179)	(221)
IFRS 9 | Provisions | Lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Financial assets	(4,432)	(3,887)
IFRS 9 | Provisions | Lifetime ECL credit impaired (Stage 3) | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	€ (4,432)	€ (3,887)